Commitments (Tables)	12 Months Ended
Feb. 29, 2020
Commitments
Schedule of future aggregate minimum lease payments as of under all non cancelable operating leases (including the Seattle lease)

Fiscal years ending February 28(29),
2021	$6,104
2022	6,580
2023	6,577
2024	6,625
2025	5,664
Thereafter	21,516
$53,066